Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,244,500.00
Total Fee Amount	1,500.27
Total Offset Amount	0.00
Net Fee	$ 1,500.27
Offering Table N/A
Offset Table N/A	N/A